Other Financial Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

9.   OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2019 and 2018 is as follows:

	Balance as of
	Current		Non-Current
Other Financial Assets	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Financial assets at fair value through profit or loss (1)	57,623	105,372	70	14
Financial assets Financial assets measured at amortized cost (1)	30,040	24,358	3,139	—
Financial assets at fair value with changes in results IFRIC 12 (2)	—	—	2,652,064	2,371,635
Financial assets at fair value with changes in other comprehensive income	—	—	320	753
Financial assets measured at amortized cost IFRIC 12 (3)	12,689	12,655	342,599	354,344
Hedging derivatives (4)	18,508	44,424	51,619	69,729
Non-hedging derivatives (5)	1,523	23,584	—	—
Total	120,383	210,393	3,049,811	2,796,475

(1)

The amounts included in financial assets measured at fair value with changes to profit and loss and financial assets at amortized cost mainly correspond to time deposits and other highly liquid investments that are easily convertible in cash and are subject to low risk of change in their value but that do not strictly meet the definition of cash equivalents as defined in Note 3.g.2 (for example with maturity date above 90 days at the time of investment).

(2)

Corresponding to concession agreements that include Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A. (with balances as of December 31, 2019 of  ThUS$898,154  (ThUS$871,657, as of December 31, 2018), ThUS$589,684  (ThUS$487,241 as of December 31, 2018), ThUS$37,589  (ThUS$33,507 as of December 31, 2018) and ThUS$1,126,637 (ThUS$979,230 as of December 31, 2018), respectively. The current legislation in effect, among other aspects, establishes that the Government in its capacity of grantor will use the New Replacement Value (VNR) in order to pay the applicable amounts to concession companies as compensation for those assets not amortized at the end of the concession term. On a monthly basis, distributors adjust the carrying amount of financial assets, once the present value of the estimated cash flows have been computed, using the rate of interest in effect for the payment corresponding to the end of concession; see Note 3.d.1.

(3)	Corresponding to the concession agreement in Enel Green Power Project I (Volta Grande); see Note 3.d.1.

(4)	See Note 22.2.a)

(5)	See Note 22.2.b)